UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 49.9%
Consumer Discretionary 2.2%
AutoZone, Inc., 5.75%, 1/15/2015	540,000	557,694
Fortune Brands, Inc., 6.375%, 6/15/2014	675,000	686,602
JC Penney Corp., Inc., 9.0%, 8/1/2012	500,000	525,156
Shaw Communications, Inc., 8.25%, 4/11/2010	115,000	118,162
Time Warner Cable, Inc., 5.4%, 7/2/2012	550,000	587,308
Viacom, Inc., 5.75%, 4/30/2011	1,185,000	1,238,041

		3,712,963
Consumer Staples 4.0%
Anheuser-Busch InBev Worldwide, Inc., 144A, 5.375%, 11/15/2014	770,000	804,939
Campbell Soup Co., 3.375%, 8/15/2014	740,000	752,040

Coca-Cola Enterprises, Inc., 3.75%, 3/1/2012	455,000	473,013
CVS Caremark Corp.:
0.968% **, 6/1/2010	2,252,000	2,244,593
6.302%, 6/1/2037	915,000	704,550
H.J. Heinz Co., 5.35%, 7/15/2013	700,000	736,772
PepsiAmericas, Inc., 4.375%, 2/15/2014	210,000	216,331
Procter & Gamble Co., 4.6%, 1/15/2014	600,000	641,426

		6,573,664
Energy 4.0%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	70,000	73,590
7.625%, 3/15/2014	500,000	561,940
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	620,000	640,777
Chevron Corp., 3.45%, 3/3/2012	1,000,000	1,036,233
ConocoPhillips, 4.75%, 2/1/2014	810,000	861,759
Devon Energy Corp., 5.625%, 1/15/2014	400,000	428,571
Enterprise Products Operating LLP:
4.6%, 8/1/2012	480,000	494,230
Series M, 5.65%, 4/1/2013	100,000	104,713
Series B, 7.5%, 2/1/2011	80,000	84,730
Hess Corp., 7.0%, 2/15/2014	230,000	254,204
Husky Energy, Inc., 5.9%, 6/15/2014	340,000	365,480
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	300,000	316,976
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	585,000	597,431
Marathon Oil Corp., 6.5%, 2/15/2014	340,000	374,879
Plains All American Pipeline LP, 4.25%, 9/1/2012	400,000	407,502

		6,603,015
Financials 24.2%
African Development Bank, 3.0%, 5/27/2014	770,000	764,214
American Express Bank, FSB, 5.55%, 10/17/2012	1,000,000	1,021,459
American General Finance Corp., Series H, 4.625%, 9/1/2010	625,000	482,260
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	520,000	582,400
ANZ National (Int'l) Ltd., 144A, 3.25%, 4/2/2012	230,000	236,520
Asian Development Bank, 2.75%, 5/21/2014	368,000	365,390
Australia & New Zealand Banking Group Ltd.:
144A, 0.893% **, 6/18/2012	230,000	229,061
144A, 1.314% **, 12/17/2010	770,000	769,594
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	1,200,000	1,282,486
Barclays Bank PLC:
1.424% **, 3/16/2012	400,000	404,676
144A, 2.7%, 3/5/2012	890,000	902,150
5.2%, 7/10/2014	380,000	394,092
BB&T Corp., 6.5%, 8/1/2011	1,000,000	1,034,545
Berkshire Hathaway Finance Corp., 144A, 4.0%, 4/15/2012	500,000	517,363
Capital One Financial Corp., 7.375%, 5/23/2014	540,000	585,417
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	500,000	522,949
CME Group, Inc., 5.75%, 2/15/2014	445,000	483,988
Commonwealth Bank of Australia:
144A, 1.03% **, 12/10/2012	255,000	255,051
1.292% **, 7/27/2012	800,000	810,464
144A, 2.5%, 12/10/2012	540,000	543,811
Countrywide Financial Corp., 5.8%, 6/7/2012	1,000,000	1,026,376
Credit Suisse New York, 5.5%, 5/1/2014	820,000	872,113
Daimler Finance North America LLC, 6.5%, 11/15/2013	800,000	846,256
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	770,000	799,512

Dexia Credit Local, 144A, 1.262% **, 9/23/2011	770,000	767,702
Discover Financial Services, 1.169% **, 6/11/2010	560,000	538,304
Encana Holdings Finance Corp., 5.8%, 5/1/2014	520,000	565,879
European Bank for Reconstruction & Development, 1.25%, 6/10/2011	770,000	768,302
General Electric Capital Corp., 5.9%, 5/13/2014	770,000	818,900
HSBC Finance Corp., 5.25%, 1/15/2014	800,000	796,783
Inter-American Development Bank, 1.5%, 6/23/2011	760,000	762,128
JPMorgan Chase & Co., 4.65%, 6/1/2014	1,150,000	1,197,854
Lloyds TSB Bank PLC, 144A, 2.3%, 4/1/2011	380,000	383,212
Macquarie Group Ltd., 144A, 7.3%, 8/1/2014 (a)	565,000	567,684
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	960,000	990,826
Monumental Global Funding II, 144A, 0.659% **, 9/22/2009	700,000	697,511
Morgan Stanley:
Series F, 5.625%, 1/9/2012	750,000	780,845
6.0%, 5/13/2014	320,000	341,550
Northern Trust Corp., 4.625%, 5/1/2014	230,000	243,128
Novartis Capital Corp., 4.125%, 2/10/2014	525,000	547,526
PC Financial Partnership, 5.0%, 11/15/2014	800,000	823,892
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	445,000	455,063
Principal Financial Group, Inc., 7.875%, 5/15/2014	770,000	813,828
Prudential Financial, Inc., 6.2%, 1/15/2015	230,000	236,364
Rabobank Nederland - Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 144A, 4.2%, 5/13/2014	770,000	786,360
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	300,000	317,759
8.95%, 5/1/2014	570,000	662,343
Simon Property Group LP, (REIT), 5.375%, 6/1/2011	400,000	410,478
Societe Financement de L'Economie Francaise, 144A, 2.25%, 6/11/2012	770,000	770,616
Sovereign Bancorp., Inc., 4.8%, 9/1/2010	500,000	489,405
Suncorp-Metway Ltd., 144A, 0.989% **, 12/17/2010	1,000,000	1,000,487
Telecom Italia Capital SA:
5.25%, 11/15/2013	400,000	412,957
6.175%, 6/18/2014	510,000	547,896
6.2%, 7/18/2011	1,432,000	1,517,446
The Goldman Sachs Group, Inc.:
3.625%, 8/1/2012	280,000	284,943
6.0%, 5/1/2014	700,000	758,512
Verizon Wireless Capital LLC:
144A, 3.75%, 5/20/2011	380,000	391,441
144A, 5.25%, 2/1/2012	750,000	800,441
Wachovia Bank NA, 7.8%, 8/18/2010	850,000	895,665
Westpac Securities NZ Ltd., 144A, 2.5%, 5/25/2012	395,000	394,885
Woori Bank, 144A, 7.0%, 2/2/2015	285,000	297,825
Xstrata Finance Canada Ltd., 144A, 5.5%, 11/16/2011	613,000	599,640

		40,168,527
Health Care 3.0%
CareFusion Corp., 144A, 4.125%, 8/1/2012	110,000	111,615
Eli Lilly & Co., 3.55%, 3/6/2012	530,000	550,365
Express Scripts, Inc.:
5.25%, 6/15/2012	380,000	401,332
6.25%, 6/15/2014	150,000	163,658
McKesson Corp., 6.5%, 2/15/2014	185,000	200,316
Medtronic, Inc., 4.5%, 3/15/2014	445,000	469,409
Merck & Co., Inc., 1.875%, 6/30/2011	590,000	594,723
Pfizer, Inc., 4.45%, 3/15/2012	800,000	846,955
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012	965,000	1,011,856

Wyeth, 5.5%, 2/1/2014	620,000	676,205

		5,026,434
Industrials 1.9%
3M Co., 4.65%, 12/15/2012	540,000	582,753
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	385,000	396,111
Burlington Northern Santa Fe Corp., 7.0%, 2/1/2014	1,250,000	1,402,142
General Dynamics Corp., 1.8%, 7/15/2011	300,000	299,918
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	190,000	220,525
Northrop Grumman Corp., 3.7%, 8/1/2014	255,000	256,612

		3,158,061
Information Technology 3.1%
Cisco Systems, Inc., 5.25%, 2/22/2011	850,000	899,684
Dell, Inc., 3.375%, 6/15/2012	160,000	163,651
Hewlett-Packard Co.:
2.25%, 5/27/2011	240,000	243,521
2.95%, 8/15/2012	130,000	133,177
4.25%, 2/24/2012	1,000,000	1,052,104
Oracle Corp., 3.75%, 7/8/2014	500,000	515,653
Xerox Corp., 7.125%, 6/15/2010	2,000,000	2,060,178

		5,067,968
Materials 0.9%
Bemis Co., Inc., 5.65%, 8/1/2014	160,000	167,696
Dow Chemical Co., 7.6%, 5/15/2014	750,000	814,964
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/2014	480,000	507,776

		1,490,436
Telecommunication Services 1.9%
British Telecommunications PLC, 9.125%, 12/15/2010	1,879,000	2,020,004
Centennial Cellular Operating Co., 10.125%, 6/15/2013	265,000	270,962
France Telecom SA, 4.375%, 7/8/2014	900,000	939,090

		3,230,056
Utilities 4.7%
Ameren Corp., 8.875%, 5/15/2014 (b)	202,000	216,201
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	780,000	842,572
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,500,000	1,519,165
Series J, 6.0%, 2/15/2014	730,000	780,277
DTE Energy Co., 7.625%, 5/15/2014	290,000	309,175
Duke Energy Corp., 6.3%, 2/1/2014	540,000	593,850
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	770,000	821,374
Florida Power Corp., 4.8%, 3/1/2013	900,000	943,293
Korea Electric Power Corp., 144A, 5.5%, 7/21/2014	720,000	736,200
Korea Gas Corp., 144A, 6.0%, 7/15/2014	122,000	126,800
MidAmerican Energy Holdings Co., 144A, 3.15%, 7/15/2012	900,000	907,614

		7,796,521

Total Corporate Bonds (Cost $80,115,161)		82,827,645
Mortgage-Backed Securities Pass-Throughs 4.2%
Federal Home Loan Mortgage Corp.:
5.5%, 3/1/2010	90,395	91,502
6.0%, 11/1/2009	3,674	3,694
7.0%, 3/1/2013	25,163	26,173
Federal National Mortgage Association:

5.298% **, 9/1/2038	1,309,244	1,378,697
6.0%, 11/1/2017	1,709,649	1,817,740
7.0%, 4/1/2038	570,053	622,004
Government National Mortgage Association:
6.5%,with various maturities from 8/20/2034 until 2/20/2039	2,698,193	2,876,929
7.0%,with various maturities from 6/20/2038 until 10/20/2038	159,955	172,595

Total Mortgage-Backed Securities Pass-Throughs (Cost $6,830,162)		6,989,334
Asset-Backed 10.2%
Automobile Receivables 4.6%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2004-DF, 3.43%, 7/6/2011	129,436	130,549
"A2", Series 2006-RM, 5.42%, 8/8/2011	515,168	524,267
"A3A", Series 2007-DF, 5.49%, 7/6/2012	389,726	392,729
Capital One Prime Auto Receivables Trust, "A3", Series 2007-1, 5.47%, 6/15/2011	448,866	454,461
Credit Acceptance Auto Dealer Loan Trust, "A1A", Series 2007-2, 144A, 6.16%, 4/15/2013	741,239	736,805
Daimler Chrysler Auto Trust, "A2A", Series 2008-B, 3.81%, 7/8/2011	744,356	751,796
Ford Credit Auto Owner Trust, "A2", Series 2009-B, 2.1%, 11/15/2011	192,000	193,037
Hyundai Auto Receivables Trust:
"A3A", Series 2007-A, 5.04%, 1/17/2012	1,094,429	1,117,529
"D", Series 2006-A, 5.52%, 11/15/2012	127,562	128,852
LAI Vehicle Lease Securitization Trust, "A", Series 2005-A, 144A, 4.56%, 11/15/2012	57,584	49,188
Long Beach Auto Receivables Trust, "A3", Series 2006-B, 5.17%, 8/15/2011	163,961	164,244
Nissan Auto Receivables Owner Trust, "A4", Series 2005-C, 4.31%, 3/15/2011	502,717	504,751
Triad Auto Receivables Owner Trust, "A4", Series 2005-A, 4.22%, 6/12/2012	401,866	402,370
Wachovia Auto Loan Owner Trust, "A3", Series 2006-2A, 144A, 5.23%, 8/22/2011	254,197	255,380
WFS Financial Owner Trust, "D", Series 2005-3, 4.76%, 5/17/2013	710,000	698,227
World Omni Auto Receivables Trust, "A3A", Series 2007-B, 5.28%, 1/17/2012	1,052,251	1,073,117

		7,577,302
Credit Card Receivables 1.3%
Bank One Issuance Trust, "B2", Series 2004-B2, 4.37%, 4/15/2012	1,430,000	1,431,032
Capital One Multi-Asset Execution Trust, "A2", Series 2009-A2, 3.2%, 4/15/2014	770,000	771,630

		2,202,662
Home Equity Loans 2.1%
Carrington Mortgage Loan Trust, "A1", Series 2006-NC4, 0.335% **, 10/25/2036	240,085	228,284
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034	96,318	92,054
Credit-Based Asset Servicing and Securitization LLC:
"A4", Series 2004-CB4, 5.497%, 5/25/2035	40,055	38,834
"A2A", Series 2007-CB2, 5.891%, 2/25/2037	437,287	360,471
First Franklin Mortgage Loan Asset-Backed Certificates, "A2A", Series 2007-FFC, 0.435% **, 6/25/2027	613,597	254,650

Household Home Equity Loan Trust:
"A2F", Series 2006-4, 5.32%, 3/20/2036	590,000	549,688
"A1F", Series 2006-4, 5.79%, 3/20/2036	44,094	43,574
"A1F", Series 2006-3, 5.98%, 3/20/2036	58,889	58,358
JPMorgan Mortgage Acquisition Corp., "AF1B", Series 2007-CH1, 5.935%, 11/25/2036	424,086	410,303
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	462,710	438,381
"AF1", Series 2006-4, 5.545%, 1/25/2037	138,884	134,675
"AF2", Series 2006-3, 5.58%, 11/25/2036	455,396	394,925
"AF1", Series 2007-2, 5.893%, 6/25/2037	442,626	404,274
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 *	209,756	21
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	52,101	39,282

		3,447,774
Miscellaneous 2.2%
Caterpillar Financial Asset Trust, "A2A", Series 2008-A, 4.09%, 12/27/2010	804,395	810,271
CNH Equipment Trust, "A3A", Series 2008-B, 4.78%, 7/16/2012	2,280,000	2,336,302
Duane Street CLO, "A", Series 2005-1A, 144A, 1.224% **, 11/8/2017	644,050	537,781

		3,684,354

Total Asset-Backed (Cost $17,582,611)		16,912,092
Commercial Mortgage-Backed Securities 11.3%
Banc of America Commercial Mortgage, Inc., "A1", Series 2005-4, 4.432%, 7/10/2045	261,480	261,990
Bear Stearns Commercial Mortgage Securities, Inc.:
"A1", Series 2002-PBW1, 3.97%, 11/11/2035	146,623	147,343
"A1", Series 2002-TOP8, 4.06%, 8/15/2038	372,395	374,095
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	750,000	776,093
CS First Boston Mortgage Securities Corp.:
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	925,000	957,874
"A4", Series 2001-CP4, 6.18%, 12/15/2035	662,315	686,434
"F", Series 2001-CK1, 144A, 6.65%, 12/18/2035	1,300,000	1,261,642
GMAC Commercial Mortgage Securities, Inc., "A2", Series 2001-C1, 6.465%, 4/15/2034	565,487	586,657
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2005-GG5, 5.117%, 4/10/2037	1,000,000	1,009,489
"A2", Series 2007-GG9, 5.381%, 3/10/2039	1,433,000	1,432,924
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-CB8, 3.837%, 1/12/2039	580,000	571,613
"A2", Series 2004-PNC1, 4.555%, 6/12/2041	104,733	104,680
"A2", Series 2005-LDP1, 4.625%, 3/15/2046	275,991	275,969
"A2", Series 2002-C1, 4.914%, 7/12/2037	484,588	491,637
LB-UBS Commercial Mortgage Trust:
"A2", Series 2003-C7, 4.064%, 9/15/2027	1,365,280	1,365,034
"A3", Series 2002-C4, 4.071%, 9/15/2026	423,391	426,285
"A3", Series 2001-C7, 5.642%, 12/15/2025	558,146	571,521
Morgan Stanley Capital I:
"A2", Series 2005-HQ5, 4.809%, 1/14/2042	1,391,508	1,403,487
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	900,000	899,468
Morgan Stanley Dean Witter Capital I, "A4", Series 2001-TOP1, 6.66%, 2/15/2033	411,651	424,173
Prudential Securities Secured Financing Corp., "F", Series 1999-C2, 7.577% **, 6/16/2031	1,500,000	1,499,325
TIAA Real Estate CDO Ltd., "A4", Series 2001-C1A, 144A, 6.68%, 6/19/2031	218,935	221,844
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	1,304,121	1,309,519
"A1", Series 2007-C30, 5.031%, 12/15/2043	1,599,302	1,608,388

Total Commercial Mortgage-Backed Securities (Cost $18,124,829)		18,667,484

Collateralized Mortgage Obligations 8.5%
Banc of America Mortgage Securities:
"1A1", Series 2004-G, 4.165% **, 8/25/2034	322,571	288,906
"2A2", Series 2003-1, 5.25%, 2/25/2018	113,267	113,302
"1A1O", Series 2005-4, 5.25%, 5/25/2035	180,000	177,459
Cendant Mortgage Corp., "A5", Series 2003-1, 5.5%, 2/25/2033	162,918	162,474
Chase Mortgage Finance Corp., "2A1", Series 2004-S3, 5.25%, 3/25/2034	118,309	117,919
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2005-7, 5.5%, 10/25/2035	292,024	264,510
"1A2", Series 2006-5, 6.0%, 10/25/2036	312,532	294,262
Countrywide Alternative Loan Trust:
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	107,338	102,155
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	289,325	256,335
"A4", Series 2002-11, 6.25%, 10/25/2032	56,478	55,227
Countrywide Home Loan Mortgage Pass-Through Trust:
"A15", Series 2002-34, 4.75%, 1/25/2033	223,535	214,183
"2A17", Series 2004-13, 5.75%, 8/25/2034	327,906	327,010
Countrywide Home Loans:
"3A6", Series 2003-56, 4.49%, 12/25/2033	231,306	225,856
"5A1", Series 2005-HY10, 5.572% **, 2/20/2036	612,105	333,230
Federal Home Loan Mortgage Corp.:
"ND", Series 2715, 4.5%, 3/15/2016	1,398,151	1,422,275
"WJ", Series 2557, 5.0%, 7/15/2014	82,349	82,323
"QA", Series 3113, 5.0%, 11/15/2025	501,079	513,042
"HL", Series 3176, 5.0%, 2/15/2028	1,587,472	1,617,876
"QP", Series 3149, 5.0%, 10/15/2031	500,000	514,782
"DC", Series 2541, 5.05%, 3/15/2031	340,724	348,563
"AB", Series 3197, 5.5%, 8/15/2013	569,579	584,888
"LA", Series 1343, 8.0%, 8/15/2022	197,158	219,401
"PK", Series 1751, 8.0%, 9/15/2024	606,163	675,508
Federal National Mortgage Association:
"QK", Series 2003-37, 4.0%, 7/25/2027	211,992	211,443
"BX", Series 2005-77, 4.5%, 7/25/2028	1,158,615	1,174,615
GSR Mortgage Loan Trust, "1A2" Series 2004-7, 3.721% **, 6/25/2034	223,226	117,104
JPMorgan Mortgage Trust, "3A2", Series 2005-A4, 5.166% **, 7/25/2035	39,080	38,712
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 4.556% **, 12/25/2034	169,095	154,004
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 4.382% **, 5/25/2035	524,093	477,281
Residential Accredit Loans, Inc., "A6", Series 2002-QS19, 5.125%, 12/25/2032	467,294	444,825
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	567,627	515,476
Residential Asset Securitization Trust, "2A1", Series 2003-A15, 5.25%, 2/25/2034	87,375	85,505
Residential Funding Mortgage Securities I, Inc., "A2", Series 2003-S3, 5.25%, 2/25/2018	41,259	41,101
Structured Asset Securities Corp.:
"3A2", 2003-24A, 3.63% **, 7/25/2033	848,966	722,019
"2A16", Series 2005-6, 5.5%, 5/25/2035	360,426	311,188
Wells Fargo Mortgage-Backed Securities Trust:
"3A1", Series 2004-EE, 4.474% **, 12/25/2034	516,231	486,658
"1A1", Series 2005-9, 4.75%, 10/25/2035	385,861	367,148

Total Collateralized Mortgage Obligations (Cost $14,581,580)		14,058,565
Government & Agency Obligations 12.8%
Other Government Related 1.8%
GMAC, Inc., FDIC Guaranteed, 2.2%, 12/19/2012	590,000	591,752
HSBC USA, Inc., FDIC Guaranteed, 3.125%, 12/16/2011	500,000	517,487
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012	500,000	518,295
Sovereign Bank, FDIC Guaranteed, 2.75%, 1/17/2012	680,000	688,824

Wells Fargo & Co., FDIC Guaranteed, 2.125%, 6/15/2012	570,000	573,869

		2,890,227
Sovereign Bonds 1.5%
Export Development Canada:
2.375%, 3/19/2012	550,000	558,088
3.125%, 4/24/2014	405,000	410,609
Instituto de Credito Oficial, Series 192, 4.625%, 10/26/2010	380,000	395,264
Japan Finance Corp., 2.0%, 6/24/2011	382,000	385,533
Province of Ontario Canada, 4.1%, 6/16/2014	770,000	801,349

		2,550,843
US Government Sponsored Agencies 3.8%
Federal Home Loan Bank:
1.375%, 5/16/2011	460,000	462,213
1.625%, 7/27/2011	835,000	841,411
1.75%, 8/22/2012	685,000	680,791
1.875%, 6/20/2012	800,000	800,262
Federal Home Loan Mortgage Corp.:
3.0%, 7/28/2014	310,000	312,901
8.125% **, 8/20/2024 (a)	500,000	493,750
8.25% **, 6/17/2024	700,000	693,000
Federal National Mortgage Association:
1.288% **, 2/27/2023	200,000	198,000
1.75%, 3/23/2011	1,100,000	1,111,886
1.75%, 8/10/2012	170,000	169,519
1.875%, 4/20/2012	515,000	517,806

		6,281,539
US Treasury Obligations 5.7%
US Treasury Bills:
0.15% ***, 9/17/2009 (c)	89,000	88,982
0.16% ***, 8/27/2009 (c)	62,000	61,995
US Treasury Notes:
0.875%, 12/31/2010 (b)	9,250,000	9,261,202
2.25%, 5/31/2014	92,000	90,986

		9,503,165

Total Government & Agency Obligations (Cost $21,099,588)		21,225,774
Loan Participations and Assignments 0.3%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014 (Cost $440,000)	440,000	444,400
Municipal Bonds and Notes 0.3%
California, State General Obligation, 5.65%, 4/1/2039	240,000	241,848
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners, Series B, 144A, 5.7%, 2/15/2011 (d)	300,000	298,443

Total Municipal Bonds and Notes (Cost $540,448)		540,291
	Shares	Value ($)

Securities Lending Collateral 5.8%
Daily Assets Fund Institutional, 0.39% (e) (f) (Cost $9,557,563)	9,557,563	9,557,563

Cash Equivalents 2.3%
Cash Management QP Trust, 0.27% (e) (Cost $3,880,550)				3,880,550	3,880,550
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $172,752,492) †				105.6	175,103,698
Other Assets and Liabilities, Net				(5.6)	(9,348,663)

Net Assets				100.0	165,755,035

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
		Maturity	Principal	Acquisition
Security	Coupon	Date	Amount ($)	Cost ($)	Value ($)
Securitized Asset-Backed NIM Trust, “NIM”, Series 2005-FR4, 144A	6.0%	1/25/2036	209,756 USD	209,625	21
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $172,791,200. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $2,312,498. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,300,965 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,988,467.

(a)	When-issued security.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $9,368,232 which is 5.7% of net assets.
(c)	At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
American Capital Assurance					0.2

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Depreciation ($)

5 Year US Treasury Note	9/30/2009	133	15,338,885	15,345,914		(7,029)

At July 31, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

7/13/2009 9/20/2014	1,000,000[1]	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	75,976	(15,947)	91,923
(g)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
At July 31, 2009, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

6/1/2009 6/1/2012	7,000,000[2]	0.425%	Global Interest Rate Strategy Index	(106,519)	14,000	(120,519)

Counterparties:
1	Morgan Stanley
2	Citigroup, Inc.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(i)
Corporate Bonds	$ —	$ 82,827,645	$ —	$ 82,827,645
Mortgage-Backed Securities Pass-Throughs	—	6,989,334	—	6,989,334
Asset-Backed	—	16,374,311	537,781	16,912,092
Commercial Mortgage-Backed Securities	—	18,667,484	—	18,667,484
Collateralized Mortgage Obligations	—	14,058,565	—	14,058,565
Government & Agency Obligations	—	19,888,047	1,186,750	21,074,797
Loan Participations & Assignments	—	444,400	—	444,400
Municipal Bonds and Notes	—	540,291	—	540,291

Short-Term Investments(i)	9,557,563	4,031,527	—	13,589,090
Derivatives (j)	—	91,923	—	91,923
Total	$ 9,557,563	$ 163,913,527	$ 1,724,531	$ 175,195,621

Liabilities
Derivatives (j)	(7,029)	(120,519)	—	(127,548)
Total	$ (7,029)	$ (120,519)	$ —	$ (127,548)
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Includes unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, and total return swap contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset-Backed	Government & Agency Obligations	Total
Balance as of October 31, 2008	$ 224,805	$ —	$ —	$ 224,805
Realized gain (loss)	(436,654)	—	—	(436,654)
Change in unrealized appreciation (depreciation)	301,140	—	(30)	301,110
Amortization premium/discount	(41)	—	30	(11)
Net purchases (sales)	(89,250)	537,781	1,186,750	1,635,281
Net transfers in (out) of Level 3	—	—	—	—
Balance as of July 31, 2009	$ —	$ 537,781	$ 1,186,750	$ 1,724,531
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$ —	$ —	$ (30)	$ (30)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts, credit default swap contracts and total return swap contracts.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ (7,029)	$ (120,519)
Credit Contracts	$ —	$ 91,923

Futures. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The Fund may enter into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Swaps. The Fund may buy/sell credit default swap contracts to obtain short/long exposure to certain bonds. Under certain circumstances, this may be a more efficient way for the fund to create exposure to an issuer than trading for the actual underlying bonds themselves. The Fund may enter into total return swap transactions to hedge against market and interest rate risk or to enhance returns. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009